          SCHWABFUNDS



          SCHWAB
          ANALYTICS
          FUND(R)







          Annual Report
          October 31, 1997

[PHOTO OF CHARLES R. SCHWAB]


                                                                October 31, 1997

Dear Shareholder,


With the support of investors like you, SchwabFunds(R) continues to be among the largest and fastest-growing mutual fund families in the nation. Charles Schwab Investment Management, Inc. (CSIM) now manages over $53 billion in assets for nearly 3 million SchwabFunds shareholders and offers 31 funds spanning a spectrum of financial markets and investing styles.

MAINTAINING A LONG-TERM PERSPECTIVE

The recent volatility in both domestic and international markets reminds us that investments can move in both directions, down as well as up, especially in the short term. For this reason, it is extremely important that you develop and stick with a long-term investment plan that is appropriate for your personal goals, time horizon and tolerance for risk. While it's a good idea to periodically review your portfolio, I would encourage you to avoid making changes merely in response to short-term market movements.

If you have any questions about your own investment plan, or need help getting started, contact your local Schwab branch to set up a free consultation with one of our representatives. Additionally, I encourage you to visit our Web site at www.schwab.com/schwabfunds where you'll find online resources and tools to help you evaluate or develop your investment plan.

NEW INVESTMENT OPPORTUNITIES

We recently introduced the Schwab OneSource Portfolios - Small Company Fund -- a professionally managed portfolio of small company mutual funds in one convenient investment. If you're looking for an easy, cost-effective way to tap into the growth potential of small companies, this Fund may be an appropriate investment for you. For a free prospectus, which contains more information, including fees and expenses, please call our toll-free line, 1-800-435-4000. Please be sure to read the prospectus before investing.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.



                                  /s/ Charles R. Schwab

                                  Charles R. Schwab

CONTENTS

A Word from SchwabFunds(R)                                           2
Schwab Analytics Fund(R) Performance                                 2
Schwab Analytics Fund Holdings                                       4
The Portfolio Management Team                                        5
Market Overview                                                      6
Questions to the Portfolio Management Team                          11
Financial Statements and Notes                                      13

A WORD FROM SCHWABFUNDS(R)

We are pleased to bring you the annual report for the Schwab Analytics Fund(R) (the Fund) for the fiscal year ended October 31, 1997.

The Fund seeks to achieve long-term capital growth. To achieve its objective, the Fund uses quantitative techniques, proprietary software models, and real-time databases to systematically select stocks that exhibit a combination of attributes that historically have been associated with aggregate total returns greater than that of the Standard & Poor's 500(R) Index (S&P 500 Index) over the long term. The Fund also intends to maintain broad industry diversification similar to that of the S&P 500 Index. By doing so, the Fund seeks to outperform the S&P 500 Index over the long term without significantly increasing the risk to the investor.

FUND PERFORMANCE

The graph on the following page compares the growth of a hypothetical $10,000 investment in the Schwab Analytics Fund, made at its inception, with a similar investment in the S&P 500(R) Index. THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS.

TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
              $10,000 INVESTMENT IN THE SCHWAB ANALYTICS FUND(R)
                            AND THE S&P 500(R) INDEX


Date             Analytics     S&P 500
--------------------------------------

Jul 1, 96          10,000       10,000
Jul 31, 96          9,690        9,558
Aug 31, 96          9,880        9,760
Sep 30, 96         10,620       10,309
Oct 31, 96         11,010       10,594
Nov 30, 96         11,640       11,394
Dec 31, 96         11,368       11,168
Jan 31, 97         11,959       11,865
Feb 28, 97         11,908       11,958
Mar 31, 97         11,287       11,468
Apr 30, 97         12,081       12,152
May 31, 97         12,722       12,890
Jun 30, 97         13,272       13,468
Jul 31, 97         14,462       14,539
Aug 31, 97         13,821       13,724
Sep 30, 97         14,646       14,475
Oct 31, 97         13,964       13,992






AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 10/31/97

                                                   1 Yr.     Since Inception (7/1/96)
------------------------------------------------------------------------------------
SCHWAB ANALYTICS FUND 1                           26.83%              28.37%
------------------------------------------------------------------------------------
S&P 500 INDEX                                     32.10%              28.56%
------------------------------------------------------------------------------------
AVERAGE LARGE-CAP FUND 2                          26.28%              23.26%
------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 9/30/97


                                                   1 Yr.      Since Inception (7/1/96)
-------------------------------------------------------------------------------------
SCHWAB ANALYTICS FUND 1                           37.91%               35.63%
-------------------------------------------------------------------------------------


1 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/28/98 that total operating expenses will not exceed 0.75%. Without fee waivers and guarantees, as of 10/31/97, the average annual one-year and since inception total returns would have been 26.46% and 27.87%, respectively. As of 9/30/97, the average annual one-year and since inception total returns would have been 37.34% and 35.01%, respectively.

2 Based on data supplied by Morningstar, Inc. Average total returns for 1,134 and 1,117 large-cap funds, respectively, for the one-year and since inception periods (load adjusted).

FUND HOLDINGS

Schwab Analytics Fund(R) (the Fund) invests primarily in the common stocks of large and medium capitalization publicly traded U.S. companies and will typically invest in stocks of at least 50 issuers. The Fund intends to maintain industry diversification similar to that of the S&P 500(R) Index. Following are a list of the Fund's 10 largest holdings and a chart showing the economic sectors in which the Fund is invested as of October 31, 1997.

TOP 10 HOLDINGS AS A PERCENTAGE
OF FUND INVESTMENTS 3

   INVESTMENT                                    %

   General Electric Co.                        3.8

   BellSouth Corp.                             3.2

   Intel Corp.                                 3.1

   Bristol-Myers Squibb Co.                    3.0

   TJX Companies, Inc.                         2.7

   Merck & Co., Inc.                           2.3

   Coca-Cola Co.                               2.0

   Microsoft Corp.                             2.0

   AT&T Corp.                                  1.9

   Texaco, Inc.                                1.9

   TOTAL                                     25.9%


                         PORTFOLIO BY ECONOMIC SECTOR 3

Capital Goods                                8.1%

Consumer Non-Durables                       31.8%

Energy                                       8.8%

Finance                                     17.1%

Materials & Services                         8.8%

Technology                                  14.7%

Transportation                               1.8%

Utilities                                    8.9%

Source: Wilshire Associates


3 Both the top 10 holdings and the economic sector percentages are as of 10/31/97, may not be representative of current or future investments, and do not include cash equivalents. A complete listing of the Fund's investments as of 10/31/97 can be found in the Schedule of Investments later in this report.

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

GERI HOM - Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Fund's portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $6.1 billion in assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

PRAVEEN GOTTIPALLI - Portfolio Manager, is director of Investments for Symphony Asset Management (Symphony), the Fund's Sub-Adviser. Praveen joined Symphony in May 1994. Prior to that, he was Director of the Active Strategies Group of BARRA, Inc. Symphony, a wholly owned subsidiary of BARRA, Inc., serves as Sub-Adviser to the Fund. BARRA, founded in 1975, provides innovative analytical models, software, and services. Symphony, subject to the supervision of CSIM, provides investment assistance and day-to-day management of the Fund's non-cash investments, as well as investment research and statistical information.


The following Market Overview as well as the answers to questions for the Fund are provided by the Portfolio Management Team.

MARKET OVERVIEW


                              REAL GDP GROWTH RATE
                   Quarterly Percentage Change in Annual Rate



Q1 1990         0.041
Q2 1990         0.013
Q3 1990        -0.019
Q4 1990        -0.041
Q1 1991        -0.022
Q2 1991         0.017
Q3 1991         0.01
Q4 1991         0.01
Q1 1992         0.047
Q2 1992         0.025
Q3 1992         0.03
Q4 1992         0.043
Q1 1993        -0.001
Q2 1993         0.019
Q3 1993         0.023
Q4 1993         0.048
Q1 1994         0.025
Q2 1994         0.049
Q3 1994         0.035
Q4 1994         0.03
Q1 1995         0.004
Q2 1995         0.007
Q3 1995         0.038
Q4 1995         0.003
Q1 1996         0.02
Q2 1996         0.047
Q3 1996         0.021
Q4 1996         0.038
Q1 1997         0.049
Q2 1997         0.033
Q3 1997         0.033

Source: Bloomberg L.P.

- The economy, as measured by the growth of real GDP, continues to expand at a healthy rate. The real GDP growth rate was 3.2% for the 1996 calendar year and 3.9% (on an annualized basis) for the first nine months of 1997.

- The strength of the economy and tight labor markets (refer to following graph) continue to lead to speculation regarding potential acceleration in both wage and price inflation and whether more restrictive Federal Reserve policy is imminent. The Federal Reserve has indicated that it is "on alert" for signs of accelerating inflation whether caused by tight labor markets or by consumer spending fueled by a strong stock market.

- At the time of this writing, the economy appears poised for continued growth, extending the current economic expansion that began in 1991.

                             U.S. UNEMPLOYMENT RATE

   Jan-90       0.053
   Feb-90       0.053
   Mar-90       0.052
   Apr-90       0.054
   May-90       0.053
   Jun-90       0.051
   Jul-90       0.054
   Aug-90       0.056
   Sep-90       0.057
   Oct-90       0.058
   Nov-90       0.06
   Dec-90       0.062
   Jan-91       0.063
   Feb-91       0.065
   Mar-91       0.068
   Apr-91       0.066
   May-91       0.068
   Jun-91       0.068
   Jul-91       0.067
   Aug-91       0.068
   Sep-91       0.068
   Oct-91       0.069
   Nov-91       0.069
   Dec-91       0.071
   Jan-92       0.071
   Feb-92       0.073
   Mar-92       0.073
   Apr-92       0.073
   May-92       0.074
   Jun-92       0.077
   Jul-92       0.076
   Aug-92       0.076
   Sep-92       0.075
   Oct-92       0.074
   Nov-92       0.073
   Dec-92       0.073
   Jan-93       0.071
   Feb-93        0.07
   Mar-93        0.07
   Apr-93        0.07
   May-93       0.069
   Jun-93       0.069
   Jul-93       0.068
   Aug-93       0.067
   Sep-93       0.067
   Oct-93       0.067
   Nov-93       0.065
   Dec-93       0.064
   Jan-94       0.067
   Feb-94       0.066
   Mar-94       0.065
   Apr-94       0.064
   May-94        0.06
   Jun-94        0.06
   Jul-94       0.061
   Aug-94       0.061
   Sep-94       0.059
   Oct-94       0.056
   Nov-94       0.056
   Dec-94       0.054
   Jan-95       0.056
   Feb-95       0.054
   Mar-95       0.058
   Apr-95       0.057
   May-95       0.057
   Jun-95       0.056
   Jul-95       0.057
   Aug-95       0.053
   Sep-95       0.056
   Oct-95       0.055
   Nov-95       0.056
   Dec-95       0.056
   Jan-96       0.058
   Feb-96       0.055
   Mar-96       0.056
   Apr-96       0.054
   May-96       0.056
   Jun-96       0.053
   Jul-96       0.054
   Aug-96       0.051
   Sep-96       0.052
   Oct-96       0.052
   Nov-96       0.053
   Dec-96       0.053
   Jan-97       0.054
   Feb-97       0.053
   Mar-97       0.052
   Apr-97       0.049
   May-97       0.048
   Jun-97        0.05
   Jul-97       0.048
   Aug-97       0.049
   Sep-97       0.049
   Oct-97       0.047

Source: Bloomberg L.P.

- Job growth has remained robust and the unemployment rate has reached a new low for this decade. In fact, the October rate of 4.7% represents the lowest rate in 24 years.

- The combination of a tight labor market, as evidenced by low unemployment rates and strong economic growth, typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains, as we experienced in the second and third quarters, allow manufacturers to keep a lid on prices in the face of rising wages, without trimming profit margins.

                             MEASURES OF INFLATION

----- MONTHLY CONSUMER PRICE INDEX
Jan-90          0.052
Feb-90          0.053
Mar-90          0.052
Apr-90          0.047
May-90          0.044
Jun-90          0.047
Jul-90          0.048
Aug-90          0.056
Sep-90          0.062
Oct-90          0.063
Nov-90          0.063
Dec-90          0.061
Jan-91          0.057
Feb-91          0.053
Mar-91          0.049
Apr-91          0.049
May-91           0.05
Jun-91          0.047
Jul-91          0.044
Aug-91          0.038
Sep-91          0.034
Oct-91          0.029
Nov-91           0.03
Dec-91          0.031
Jan-92          0.026
Feb-92          0.028
Mar-92          0.032
Apr-92          0.032
May-92           0.03
Jun-92          0.031
Jul-92          0.032
Aug-92          0.031
Sep-92          0.03
Oct-92          0.032
Nov-92           0.03
Dec-92          0.029
Jan-93          0.033
Feb-93          0.032
Mar-93          0.031
Apr-93          0.032
May-93          0.032
Jun-93           0.03
Jul-93          0.028
Aug-93          0.028
Sep-93          0.027
Oct-93          0.028
Nov-93          0.027
Dec-93          0.027
Jan-94          0.025
Feb-94          0.025
Mar-94          0.025
Apr-94          0.024
May-94          0.023
Jun-94          0.025
Jul-94          0.028
Aug-94          0.029
Sep-94           0.03
Oct-94          0.026
Nov-94          0.027
Dec-94          0.027
Jan-95          0.028
Feb-95          0.029
Mar-95          0.029
Apr-95          0.031
May-95          0.032
Jun-95           0.03
Jul-95          0.028
Aug-95          0.026
Sep-95          0.025
Oct-95          0.028
Nov-95          0.026
Dec-95          0.025
Jan-96          0.027
Feb-96          0.027
Mar-96          0.028
Apr-96          0.029
May-96          0.029
Jun-96          0.028
Jul-96           0.03
Aug-96          0.029
Sep-96           0.03
Oct-96           0.03
Nov-96          0.033
Dec-96          0.033
Jan-97           0.03
Feb-97           0.03
Mar-97          0.028
Apr-97          0.025
May-97          0.022
Jun-97          0.023
Jul-97          0.022
Aug-97          0.022
Sep-97          0.022
Oct-9           0.021

_______ QUARTERLY EMPLOYMENT COST INDEX

   Jan-90       0.053
   Feb-90       0.053
   Mar-90       0.053
   Apr-90       0.054
   May-90       0.054
   Jun-90       0.054
   Jul-90       0.051
   Aug-90       0.051
   Sep-90       0.051
   Oct-90       0.048
   Nov-90       0.048
   Dec-90       0.048
   Jan-91       0.046
   Feb-91       0.046
   Mar-91       0.046
   Apr-91       0.045
   May-91       0.045
   Jun-91       0.045
   Jul-91       0.043
   Aug-91       0.043
   Sep-91       0.043
   Oct-91       0.042
   Nov-91       0.042
   Dec-91       0.042
   Jan-92       0.041
   Feb-92       0.041
   Mar-92       0.041
   Apr-92       0.035
   May-92       0.035
   Jun-92       0.035
   Jul-92       0.034
   Aug-92       0.034
   Sep-92       0.034
   Oct-92       0.035
   Nov-92       0.035
   Dec-92       0.035
   Jan-93       0.034
   Feb-93       0.034
   Mar-93       0.034
   Apr-93       0.036
   May-93       0.036
   Jun-93       0.036
   Jul-93       0.036
   Aug-93       0.036
   Sep-93       0.036
   Oct-93       0.034
   Nov-93       0.034
   Dec-93       0.034
   Jan-94       0.032
   Feb-94       0.032
   Mar-94       0.032
   Apr-94       0.031
   May-94       0.031
   Jun-94       0.031
   Jul-94       0.031
   Aug-94       0.031
   Sep-94       0.031
   Oct-94        0.03
   Nov-94        0.03
   Dec-94        0.03
   Jan-95        0.03
   Feb-95        0.03
   Mar-95        0.03
   Apr-95        0.03
   May-95        0.03
   Jun-95        0.03
   Jul-95       0.028
   Aug-95       0.028
   Sep-95       0.028
   Oct-95       0.028
   Nov-95       0.028
   Dec-95       0.028
   Jan-96       0.029
   Feb-96       0.029
   Mar-96       0.029
   Apr-96       0.029
   May-96       0.029
   Jun-96       0.029
   Jul-96       0.029
   Aug-96       0.029
   Sep-96       0.029
   Oct-96        0.03
   Nov-96        0.03
   Dec-96        0.03
   Jan-97       0.028
   Feb-97       0.028
   Mar-97       0.028
   Apr-97       0.028
   May-97       0.028
   Jun-97       0.028
   Jul-97        0.03
   Aug-97        0.03
   Sep-97        0.03
   Oct-97        0.03

Source: Bloomberg L.P.

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout the first three quarters of 1997, reflecting continued low levels of inflation.

- For the one-year period ended October 31, 1997, the CPI rose 2.1%, the lowest rate since February 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.3%, the lowest rate since 1965.

- Even though current levels of inflation are very low, the Federal Reserve has indicated its belief that the economy remains in the zone where inflation risks are on the upside and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Federal Funds Rate by 0.25% to 5.50%.

                            TOTAL RETURN PERFORMANCE
                     Value of a Hypothetical $1 Investment



                                                      LEHMAN
                            SCHWAB       SCHWAB      BROTHERS
               S&P 500(R) SMALL-CAP  INTERNATIONAL  GENERAL U.S.
                INDEX      INDEX(R)     INDEX(R)    GOV'T. INDEX
Oct-96          1          1          1             1
Nov-96          1.076      1.04       1.046         1.017
Dec-96          1.054      1.059      1.037         1.007
Jan-97          1.12       1.084      1.003         1.008
Feb-97          1.129      1.058      1.019         1.01
Mar-97          1.083      1.006      1.026         0.999
Apr-97          1.147      1.009      1.037         1.013
May-97          1.217      1.132      1.114         1.022
Jun-97          1.271      1.191      1.179         1.033
Jul-97          1.373      1.259      1.21          1.063
Aug-97          1.296      1.288      1.123         1.052
Sep-97          1.367      1.389      1.194         1.068
Oct-97          1.321      1.328      1.097         1.086


TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices are representative returns of specific market sectors during the one-year reporting period and do not reflect the performance of any fund. Indices are unmanaged, and unlike funds, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.



- Despite corrections in March, August, and October, domestic equity investments continued to be the best performing asset class and achieved strong returns for the one-year reporting period. Large-cap domestic stocks, as represented by the S&P 500 Index, achieved a total return of 32.1%, while small-cap stocks, as represented by the Schwab Small-Cap Index, achieved a total return of 32.8%.

- International stocks, as represented by the Schwab International Index, achieved a return of 9.7% for the one-year reporting period, following an Asian-led correction of 9.7% during the month of October.



- U.S. government bonds, as represented by the Lehman Brothers General U.S. Government Index, achieved a lower, albeit less volatile, return of 8.6% for the one-year reporting period.

                        S&P 500(R) PRICE/EARNINGS RATIO



Jan-90           14.37
Feb-90           14.21
Mar-90           14.77
Apr-90           14.82
May-90           15.84
Jun-90           16.66
Jul-90           16.65
Aug-90           15.57
Sep-90            14.9
Oct-90           14.36
Nov-90           14.59
Dec-90           15.19
Jan-91           14.95
Feb-91           16.82
Mar-91           17.48
Apr-91           17.85
May-91           17.92
Jun-91           17.96
Jul-91           18.07
Aug-91           19.72
Sep-91           19.88
Oct-91           19.92
Nov-91           21.02
Dec-91           21.85
Jan-92           23.35
Feb-92           23.83
Mar-92           25.45
Apr-92           25.51
May-92           25.71
Jun-92           25.08
Jul-92           25.61
Aug-92            25.5
Sep-92           24.37
Oct-92           23.94
Nov-92           24.08
Dec-92           24.01
Jan-93            24.2
Feb-93           24.25
Mar-93           24.22
Apr-93            23.2
May-93           23.21
Jun-93           22.58
Jul-93           22.52
Aug-93           23.02
Sep-93           23.74
Oct-93           23.97
Nov-93           22.55
Dec-93           23.55
Jan-94           22.98
Feb-94           21.17
Mar-94           20.34
Apr-94            20.1
May-94           20.16
Jun-94           19.76
Jul-94           18.64
Aug-94            18.9
Sep-94           18.26
Oct-94           17.55
Nov-94           16.58
Dec-94           16.98
Jan-95           16.23
Feb-95            16.2
Mar-95            16.5
Apr-95           16.02
May-95           16.43
Jun-95           16.82
Jul-95           16.55
Aug-95           16.18
Sep-95           16.86
Oct-95           16.18
Nov-95           17.14
Dec-95           17.41
Jan-96           18.11
Feb-96           18.56
Mar-96           18.94
Apr-96           19.16
May-96           19.48
Jun-96            19.3
Jul-96           18.31
Aug-96           18.62
Sep-96           19.75
Oct-96            19.6
Nov-96           21.05
Dec-96            20.7
Jan-97           20.55
Feb-97           20.98
Mar-97           19.87
Apr-97           20.24
May-97           21.43
Jun-97           22.45
Jul-97           23.92
Aug-97           22.64
Sep-97              24
Oct-97           22.84


Source: Bloomberg L.P.

The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share and generally indicates how much investors are willing to pay for a company's earning potential.

- The price/earnings ratio for the S&P 500 was 22.8 at the close of the reporting period, well above its 30-year average of 14.7.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation, as measured by the S&P 500, reached historical highs during the reporting period.

- Although low inflation and interest rates and strong flows into mutual funds have helped the U.S. equity markets reach these levels, Federal Reserve Chairman Greenspan has warned that current stock market values make sense only if the outlook for corporate earnings growth remains positive, an assumption which, as always, will be widely debated by market participants.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q.  HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. As shown in the Market Overview section, both large-cap and small-cap domestic stock returns were impressive. The Schwab Analytics Fund(R) achieved a total return of 26.83% for the one-year period ended October 31, 1997.

Although the Fund's performance for the one-year reporting period was impressive, it did not outperform the 32.10% return of its benchmark, the S&P 500(R) Index. The primary reason for the underperformance is that the Fund held approximately 15% to 20% of its assets in mid-cap stocks which are not included in the S&P 500 Index. During the first six months of the reporting period, mid-cap stocks significantly underperformed large-cap stocks. On an inception-to-date basis, the Fund's average annual total return of 28.37% remains very close to the 28.56% total return of the S&P 500 Index. Although there may be short-term deviations, the objective of the Fund is to outperform this benchmark over the long term.

Q. HOW DO THE HOLDINGS OF THE SCHWAB ANALYTICS FUND DIFFER FROM THE STOCKS IN THE S&P 500 INDEX?

A. The Fund's Investment Manager monitors approximately 1,300 companies with current market capitalizations of at least $500 million. This universe of large and medium-sized companies is then narrowed down to between 50 and 100 stocks that the Investment Manager identifies as having the best return potential based on valuation factors, projections of analysts identified for their superior forecasting skills, and insider selling activity.

Throughout the reporting period, the Fund held approximately 15% to 20% of its holdings in stocks of companies outside the S&P 500 Index. As previously mentioned, these non-index stocks, as a group, had mid-cap or smaller size bias relative to the S&P 500 Index. With the exception of this differential, there were no significant differences between the characteristics of the index stocks and the stocks owned by the Fund. The Fund is designed not to have significant industry or market sensitivity deviations from the S&P 500 Index and seeks to enhance performance by selecting the most attractive companies within a given industry.

Q. OF THOSE STOCKS HELD BY THE FUND AT THE CLOSE OF THE PERIOD, WHICH EXPERIENCED THE GREATEST APPRECIATION SINCE BEING ACQUIRED BY THE FUND?

A. The five stocks with the greatest appreciation as of the close of the reporting period were: 4

                            Initial                         10/31/97
                          Acquisition           %            % Fund
Security                     Date         Appreciation      Investments
-----------------------------------------------------------------------
Bristol-Myers
Squibb Co.                  6/28/96             97               3.0
-----------------------------------------------------------------------
UAL Corp.                   8/14/96             90               0.3
-----------------------------------------------------------------------
SLM
Holding Corp.               6/28/96             87               1.6
-----------------------------------------------------------------------
SunTrust Banks,
Inc.                        6/28/96             72               1.5
-----------------------------------------------------------------------
Quantum Corp.               4/3/97              58               0.7
-----------------------------------------------------------------------

4 Information is as of 10/31/97 and may not be indicative of current or future investments. A complete listing of the Fund's investments as of 10/31/97 can be found in the Schedule of Investments later in this report.

Q. HOW HAS THE RECENT MARKET VOLATILITY AFFECTED THE PERFORMANCES OF THE S&P 500(R) INDEX AND THE FUND? WHAT IMPACT SHOULD THIS HAVE ON MY INVESTMENT ALLOCATION TO THE FUND?

A. Although both domestic and international markets experienced significant volatility during, and especially towards the end of the reporting period, it is important to maintain a long-term perspective. Even with corrections in excess of 10% during the month of October 1997, the respective total returns for the S&P 500 Index and the Schwab Analytics Fund(R) were still in excess of 26% for the one-year period ended October 31, 1997. In fact, market declines of at least 10% are not particularly unusual and occur on average about once every three years. 5 These corrections, however, may not be so apparent over a longer period, which tends to smooth out the impacts of short-term volatility.

We think the most meaningful way for investors to evaluate their exposure to domestic as well as international market risk is not on an individual fund basis, but in regard to their overall investment portfolio. One of the greatest risks of a bear market is the risk of selling at the bottom of a market downturn. It is for this reason that your asset allocation strategy and total portfolio market exposure should be set at an appropriate level for you--one that allows you to "ride out" market downturns over the long term.

5 Source: Mark W. Riepe and Derek A. Sasveld, "Equity Investments," Scott L. Lummer and Mark W. Riepe (ed.), Pension Investment Handbook 1998 Supplement, New
York: Panel Publishing, 1998.

SCHWAB ANALYTICS FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
COMMON STOCK--97.5%
AEROSPACE/DEFENSE--1.4%
Boeing Co.                        15,378      $    736
General Dynamics Corp.            17,200         1,397
                                              --------
                                                 2,133
                                              --------
AIR TRANSPORTATION--0.7%
Continental Airlines, Inc.
  Class B+                        12,000           519
UAL Corp.+                         5,500           482
                                              --------
                                                 1,001
                                              --------
APPAREL--0.9%
Liz Claiborne, Inc.               25,100         1,272
                                              --------
BANKS--8.2%
City National Corp.               77,700         2,336
J.P. Morgan & Co., Inc.           14,400         1,580
NationsBank Corp.                  8,000           479
Regions Financial Corp.            7,200           265
Republic New York Corp.           22,300         2,359
Southtrust Corp.                  23,800         1,142
Star Bank Corp.                   36,600         1,796
SunTrust Banks, Inc.              34,600         2,243
                                              --------
                                                12,200
                                              --------
BUSINESS MACHINES & SOFTWARE--8.5%
Compaq Computer Corp.+            37,000         2,359
Computer Associates
  International, Inc.             11,000           820
Dell Computer Corp.+               9,000           721
Diebold, Inc.                     36,000         1,586
International Business
  Machines Corp.                  20,000         1,961
Microsoft Corp.+                  22,500         2,925
Pitney Bowes, Inc.                15,000         1,190
Quantum Corp.+                    35,100         1,110
                                              --------
                                                12,672
                                              --------
BUSINESS SERVICES--2.3%
Browning-Ferris Industries,
  Inc.                             8,000           260
Ecolab, Inc.                       5,700           271
Interpublic Group of
  Companies, Inc.                 25,050         1,190
Keane, Inc.+                       9,200           273
Symantec Corp.+                   62,000         1,356
                                              --------
                                                 3,350
                                              --------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
CHEMICAL--1.4%
E.I. du Pont de Nemours & Co.     25,500      $  1,450
Lyondell Petrochemical Co.+       27,200           697
                                              --------
                                                 2,147
                                              --------
CONSTRUCTION--0.2%
Southdown, Inc.+                   6,000           332
                                              --------
CONSUMER-NONDURABLE--1.1%
Fort James Corp.+                 12,500           496
Fortune Brands, Inc.              33,500         1,108
                                              --------
                                                 1,604
                                              --------
ELECTRONICS--5.2%
Intel Corp.                       59,200         4,558
Lucent Technologies, Inc.+         1,000            82
National Semiconductor Corp.+     39,600         1,426
Tektronix, Inc.                   28,800         1,703
                                              --------
                                                 7,769
                                              --------
ENERGY-DEVELOPMENT--2.7%
Burlington Resources, Inc.        25,100         1,228
Global Marine, Inc.+              30,200           940
Occidental Petroleum Corp.        65,100         1,815
                                              --------
                                                 3,983
                                              --------
FOOD-AGRICULTURE--5.8%
Campbell Soup Co.                 28,000         1,444
Coca-Cola Co.                     53,500         3,022
Interstate Bakeries Corp.         40,000         2,555
Quaker Oats Co.                   21,000         1,005
Universal Corp.                   15,000           577
                                              --------
                                                 8,603
                                              --------
GOLD--0.3%
Newmont Mining Corp.              11,100           389
                                              --------
HEALTHCARE--12.0%
Bristol-Myers Squibb Co.          50,000         4,389
Eli Lilly & Co.                   27,400         1,832
Guidant Corp.+                    40,500         2,329
Johnson & Johnson                 37,200         2,134
McKesson Corp.+                   10,500         1,127
Merck & Co., Inc.                 37,900         3,383
Mylan Laboratories, Inc.+         47,200         1,035
Schering-Plough Corp.             30,400         1,704
                                              --------
                                                17,933
                                              --------

SCHWAB ANALYTICS FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
HOUSEHOLD PRODUCTS--1.6%
Colgate-Palmolive Co.             23,300      $  1,509
Gillette Co.                       9,100           810
                                              --------
                                                 2,319
                                              --------
INSURANCE--3.1%
CIGNA Corp.                       13,400         2,080
Equitable Companies, Inc.         26,000         1,071
Torchmark Corp.                   38,200         1,523
                                              --------
                                                 4,674
                                              --------
MEDIA--2.6%
McGraw Hill Companies, Inc.       13,000           850
New York Times Co. Class A        17,000           931
Tribune Co.                        1,100            61
Washington Post Co.                4,800         2,082
                                              --------
                                                 3,924
                                              --------
MISCELLANEOUS FINANCE--5.3%
Freddie Mac                       23,400           886
Fannie Mae                        14,200           688
H.F. Ahmanson & Co.               12,000           708
Lehman Brothers Holdings,
  Inc.                            13,000           612
Merrill Lynch & Co., Inc.+         5,000           338
SLM Holding Corp.                 16,900         2,372
Travelers Group, Inc.             32,600         2,282
                                              --------
                                                 7,886
                                              --------
MOTOR VEHICLE--1.8%
Arvin Industries, Inc.            64,900         2,430
Navistar International Corp.+     10,000           232
                                              --------
                                                 2,662
                                              --------
OIL-DOMESTIC--0.9%
Sun, Inc.                         20,000           801
Unocal Corp.                      14,100           582
                                              --------
                                                 1,383
                                              --------
OIL-INTERNATIONAL--4.9%
Chevron Corp.                     29,100         2,413
Exxon Corp.                       22,000         1,352
Royal Dutch Petroleum Co.-
  Sponsored ADR**                 16,000           842
Texaco, Inc.                      48,400         2,756
                                              --------
                                                 7,363
                                              --------
PAPER--1.0%
Georgia-Pacific Corp.+            18,000         1,527
                                              --------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
PRODUCER GOODS & MANUFACTURING--7.3%
Caterpillar, Inc.                 42,000      $  2,153
General Electric Co.              87,400         5,641
Herman Miller, Inc.               19,000           929
Precision Castparts Corp.         27,100         1,594
Timken Co.                        17,000           570
                                              --------
                                                10,887
                                              --------
RAILROAD--1.1%
Kansas City Southern
  Industries, Inc.+               25,000           763
Norfolk Southern Corp.            26,100           838
                                              --------
                                                 1,601
                                              --------
REAL PROPERTY--0.7%
Host Marriott Corp.+              50,000         1,044
                                              --------
RETAIL--5.7%
Dayton Hudson Corp.               30,000         1,884
Kroger Co.+                       25,700           838
Rite Aid Corp.                    10,000           594
Safeway, Inc.+                     6,600           384
Sotheby's Holdings, Inc.
  Class A+                        40,000           750
TJX Companies, Inc.              137,000         4,059
                                              --------
                                                 8,509
                                              --------
STEEL--0.2%
USX-U.S. Steel Group              10,500           357
                                              --------
TELEPHONE--6.3%
AT&T Corp.+                       57,900         2,833
Bell Atlantic Corp.               21,800         1,741
BellSouth Corp.                  100,500         4,756
                                              --------
                                                 9,330
                                              --------
TOBACCO--1.1%
Gallaher Group PLC-Sponsored
  ADR**+                           8,500           163
Philip Morris Companies.,
  Inc.                            37,200         1,474
                                              --------
                                                 1,637
                                              --------
TRAVEL & RECREATION--0.7%
Hilton Hotels Corp.               31,000           955
MGM Grand, Inc.+                   1,200            53
                                              --------
                                                 1,008
                                              --------

--------------------------------------------------------------------------------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
UTILITIES--2.5%
Cinergy Corp.                      5,000      $    165
Edison International              75,000         1,921
Houston Industries, Inc.          22,000           479
Ipalco Enterprises, Inc.           7,400           259
National Fuel Gas Co.             16,100           710
Public Service Enterprise
  Group, Inc.                      6,000           156
                                              --------
                                                 3,690
                                              --------
TOTAL COMMON STOCK
  (Cost $126,055)                              145,189
                                              --------

                                               Value
                                 Par           (000s)
                              ----------      --------
CASH EQUIVALENTS--2.5%
Temporary Investment Fund,
  Inc.- TempCash Portfolio
  5.30%*, 11/07/97            $3,749,055      $  3,749
                                              --------
TOTAL CASH EQUIVALENTS
  (Cost $3,749)                                  3,749
                                              --------
TOTAL INVESTMENTS--100%
  (Cost $129,804)                             $148,938
                                              ========

---------------

+  Non-Income Producing Security.
*  Interest rate represents the yield on report date.
** ADR--American Depository Receipt.

See accompanying Notes to Financial Statements.

SCHWAB ANALYTICS FUND(R)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
October 31, 1997

ASSETS
Investments, at value (Cost: $129,804)                                                               $148,938
Dividends receivable                                                                                      216
Receivable for Fund shares sold                                                                           241
Receivable for securities sold                                                                          2,551
Prepaid expenses                                                                                            6
Deferred organization costs                                                                                16
                                                                                                     --------
    Total Assets                                                                                      151,968
                                                                                                     --------
LIABILITIES
Payable for securities purchased                                                                        1,811
Payable for Fund shares redeemed                                                                          216
Investment advisory fee payable                                                                             9
Transfer agency and shareholder services fees payable                                                       7
Accrued expenses                                                                                           53
                                                                                                     --------
    Total Liabilities                                                                                   2,096
                                                                                                     --------
Net assets applicable to outstanding shares                                                          $149,872
                                                                                                     ========
NET ASSETS CONSIST OF:
  Paid-in-capital                                                                                    $115,157
  Undistributed net investment income                                                                   1,023
  Accumulated net realized gain on investments sold                                                    14,558
  Net unrealized appreciation on investments                                                           19,134
                                                                                                     --------
                                                                                                     $149,872
                                                                                                     ========
PRICING OF SHARES
  Outstanding shares, $0.00001 par value (unlimited shares authorized)                                 10,920
  Net asset value, offering and redemption price per share                                             $13.72

See accompanying Notes to Financial Statements.

SCHWAB ANALYTICS FUND(R)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
For the year ended October 31, 1997

Investment income:
  Dividends                                                                                           $ 2,210
                                                                                                      -------
    Total investment income                                                                             2,210
                                                                                                      -------
Expenses:
  Investment advisory and administration fee                                                              912
  Transfer agency and shareholder service fees                                                            310
  Custodian fees                                                                                           70
  Registration fees                                                                                        38
  Professional fees                                                                                        24
  Shareholder reports                                                                                      53
  Trustees' fees                                                                                            7
  Amortization of deferred organization costs                                                               4
  Insurance and other expenses                                                                              7
                                                                                                      -------
                                                                                                        1,425
Less expenses reduced (see Note 4)                                                                       (502)
                                                                                                      -------
    Net expenses incurred by Fund                                                                         923
                                                                                                      -------
Net investment income                                                                                   1,287
                                                                                                      -------
Net realized gain on investments sold                                                                  14,558
Net unrealized appreciation on investments                                                             11,723
                                                                                                      -------
  Net gain on investments                                                                              26,281
                                                                                                      -------
Increase in net assets resulting from operations                                                      $27,568
                                                                                                      =======

See accompanying Notes to Financial Statements.

SCHWAB ANALYTICS FUND(R)
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                                                     Year ended      Period ended
                                                                                     October 31,     October 31,
                                                                                        1997            1996*
                                                                                     -----------     ------------
Operations:
  Net investment income                                                               $   1,287        $    418
  Net realized gain on investments sold                                                  14,558           1,141
  Net unrealized appreciation on investments                                             11,723           7,411
                                                                                       --------         -------
  Increase in net assets resulting from operations                                       27,568           8,970
                                                                                       --------         -------
Dividends to shareholders from net investment income                                       (682)             --
Dividends to shareholders from net capital gains                                         (1,141)             --
                                                                                       --------         -------
  Total dividends to shareholders                                                        (1,823)             --
                                                                                       --------         -------
Capital Share Transactions:
  Proceeds from shares sold                                                              68,744          99,367
  Net asset value of shares issued in reinvestment of dividends                           1,706              --
  Less payments for shares redeemed                                                     (44,112)        (10,548)
                                                                                       --------         -------
  Increase in net assets from capital share transactions                                 26,338          88,819
                                                                                       --------         -------
Total increase in net assets                                                             52,083          97,789
Net Assets:
  Beginning of period                                                                    97,789              --
                                                                                       --------         -------
  End of period (including undistributed net investment income of $1,023 and $418,
    respectively)                                                                     $ 149,872        $ 97,789
                                                                                       ========         =======
Number of Fund shares:
  Sold                                                                                    5,463           9,915
  Reinvested                                                                                150              --
  Redeemed                                                                               (3,574)         (1,034)
                                                                                       --------         -------
  Net increase in shares outstanding                                                      2,039           8,881
Shares outstanding:
  Beginning of period                                                                     8,881              --
                                                                                       --------         -------
  End of period                                                                          10,920           8,881
                                                                                       ========         =======

---------------

* For the period from July 1, 1996 (commencement of operations) to October 31, 1996.

See accompanying Notes to Financial Statements.

SCHWAB ANALYTICS FUND(R)
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                                       Year ended    Period ended
                                                                                       October 31,   October 31,
                                                                                          1997          1996**
                                                                                       -----------   ------------
Net asset value at beginning of period                                                  $   11.01      $  10.00
Income from investment operations
  Net investment income                                                                      0.13          0.05
  Net realized and unrealized gain on investments                                            2.79          0.96
                                                                                         --------       -------
  Total from investment operations                                                           2.92          1.01
Less distributions
  Dividends from net investment income                                                      (0.08)           --
  Distributions from realized gain on investments                                           (0.13)           --
                                                                                         --------       -------
  Total distributions                                                                       (0.21)           --
                                                                                         --------       -------
Net asset value at end of period                                                        $   13.72      $  11.01
                                                                                         ========       =======
Total return (not annualized)                                                               26.83%        10.10%
Ratios/Supplemental data
  Net assets, end of period (000's)                                                     $ 149,872      $ 97,789
  Ratio of expenses to average net assets+                                                   0.74%         0.75%*
  Ratio of net investment income to average net assets+                                      1.04%         1.41%*
  Portfolio turnover rate                                                                     120%           33%
  Average commission rate                                                               $  0.0232      $ 0.0288

---------------

+    The information contained in the above table is based on actual expenses for the year, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

     Ratio of expenses to average net assets                                                 1.15%         1.51%*
     Ratio of net investment income to average net assets                                    0.63%*        0.65%*

*    Annualized
**   For the period from July 1, 1996 (commencement of operations) to October 31,
     1996.

See accompanying Notes to Financial Statements.

SCHWAB ANALYTICS FUND(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1997
1. DESCRIPTION OF THE FUND

The Schwab Analytics Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital growth.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab Asset Director(R) -- High Growth Fund, Schwab Asset Director -- Balanced Growth Fund, Schwab Asset Director -- Conservative Growth Fund, Schwab S&P 500 Fund, Schwab OneSource Portfolios -- International, Schwab OneSource Portfolios -- Growth Allocation, Schwab OneSource Portfolios -- Balanced Allocation and Schwab OneSource Portfolios
-- Small Company. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

SCHWAB ANALYTICS FUND(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1997, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $19,134,000 of which $21,609,000 related to appreciated securities and $2,475,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.74% of the first $1 billion of average daily net assets, 0.69% of the next $1 billion and 0.64% of such assets over $2 billion. The Investment Manager has reduced a portion of its fee for the year ended October 31, 1997 (see Note 4).

Sub-advisory agreement -- The Investment Manager has a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony") to serve as sub-adviser to the Fund. Symphony does not receive compensation directly from the Fund. However, the Investment Manager pays Symphony an annual fee, payable monthly of 0.20% of the Fund's average daily net assets on the first $300 million, 0.15% of the next $500 million, and 0.10% of such net assets over $800 million.

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of the average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced a portion of its fee for the year ended October 31, 1997 (see
Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended October 31, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $7,000 related to the Trust's unaffiliated trustees.

SCHWAB ANALYTICS FUND(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least February 28, 1998, the Fund's total operating expenses will not exceed 0.75% of the Fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes, foreign taxes and capital items.

For the year ended October 31, 1997 the totals of such fees and expenses reduced and absorbed by the Investment Manager were $483,000 and $19,000, respectively.

5. BORROWING AGREEMENT

The Trust has a line of credit arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended October 31, 1997, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $168,873 and $146,374, respectively, for the year ended October 31, 1997.

--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Schwab Analytics Fund(R)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Analytics Fund (one series constituting part of Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1997, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
San Francisco, California
December 5, 1997

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                   Schwab Asset Director(R) - High Growth Fund
                  Schwab Asset Director - Balanced Growth Fund
                Schwab Asset Director - Conservative Growth Fund
                 Schwab OneSource Portfolios - Growth Allocation
                Schwab OneSource Portfolios - Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(R)
                         Schwab Small-Cap Index Fund(R)
                   Schwab OneSource Portfolios - Small Company
                       Schwab International Index Fund(R)
                   Schwab OneSource Portfolios - International

                                SCHWAB BOND FUNDS

     Schwab Bond Index Funds - Total and Short-Term Bond Market Index Funds*
          Schwab Tax-Free Bond Funds - Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds - Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds + that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including fees and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

*FORMERLY KNOWN AS THE SCHWAB GOVERNMENT BOND FUNDS - LONG-TERM AND SHORT/INTERMEDIATE.

+ INVESTMENTS IN MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE
  U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE SHARE PRICE OF $1.

                                                                ----------------
SCHWAB FUNDS                                                       BULK RATE
 FAMILY (R)                                                       U.S. POSTAGE
                                                                      PAID
101 Montgomery Street                                            CHARLES SCHWAB
San Francisco, California 94104                                 ----------------









INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. CRS 20204 TF5269R(12/97)